Deferred Tax, Net (Details) - Schedule of deferred tax liability - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current deferred tax assets
Accrued expenses	$ 70,721	$ 70,019	$ 189,050
Interest income in sales-type leases on cash basis			853,265
Depreciation of fixed assets			2,938,605
Assets impairment loss			7,537,556
Write-off Erdos TCH net investment in sales-type leases	6,536,960	6,155,300	6,349,604
US NOL	533,834	254,035	3,246,655
PRC NOL		10,849,690	10,424,558
Non-current deferred tax liabilities
Net investment in sales-type leases			(6,685,021)
Net non-current deferred tax assets	17,784,382	17,329,044	24,854,272
Less: valuation allowance for deferred tax assets	(17,784,382)	(17,329,044)	(24,854,272)
Non-current deferred tax assets, net